UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

                   Albany, NY                        12207-1002

(Address of principal executive offices)              (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund

	Schedule of Investments
	March 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
301,300	Dole Food Company Inc. *	$ 4,106,719	1.12%

Biological Products, (No Diagnostic Substances)
103,000	Life Technologies Corporation *	5,399,260	1.47%

Chemical & Allied Products
105,600	Arch Chemicals Inc.	4,391,904
119,000	Innospec Inc. *	3,800,860
312,200	Olin Corp.	7,155,624
		15,348,388	4.18%

Computer Communications Equipment
406,100	QLogic Corp. *	7,533,155	2.05%

Construction - Special Trade Contractors
262,632	Matrix Service Co. *	3,650,584	1.00%

Crude Petroleum & Natural Gas
123,400	Carrizo Oil & Gas Inc. *	4,557,162
261,800	McMoRan Exploration Co. *	4,636,478
280,100	PetroQuest Energy Inc. *	2,621,736
179,000	Resolute Energy Corporation *	3,247,060
57,400	SM Energy Co.	4,258,506
		19,320,942	5.27%

Drilling Oil & Gas Wells
86,300	Atwood Oceanics Inc. *	4,006,909	1.09%

Electrical Work
136,300	EMCOR Group Inc. *	4,221,211	1.15%

Electronic Components & Accessories
355,800	Vishay Intertechnology Inc.*	6,311,892	1.72%

Fabricated Plater Work (Boiler Shops)
221,373	Global Power Equipment Group Inc. *	6,087,757	1.66%

Fire, Marine & Casualty Insurance
27,300	Harleysville Group Inc.	904,449	0.25%

Hospital & Medical Service Plans
90,900	AMERIGROUP Corporation *	5,840,325	1.59%

In Vitro & In Vivo Diagnostic Substances
301,600	Myriad Genetics, Inc. *	6,077,240	1.66%

Industrial Organic Chemicals
208,977	Sensient Technologies Corp.	7,489,736	2.04%

Laboratory Analytical Instruments
182,400	PerkinElmer Inc.	4,791,648	1.31%

Life Insurance
23,625	National Western Life Insurance Co. Class A	3,833,156	1.05%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
95,100	Phillips-Van Heusen Corp.	6,184,353	1.69%

Mineral Royalty Traders
108,700	Royal Gold, Inc.	5,695,880	1.55%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
34,975	Compass Minerals International Inc.	3,271,212	0.89%

Miscellaneous Transportation Equipment
1,083,825	Force Protection, Inc. *	5,310,743	1.45%

Motor Vehicle Parts & Accessories
162,800	Superior Industries International Inc.	4,174,192	1.14%

Motor Vehicles & Passenger Car Bodies
72,600	Oshkosh Corporation *	2,568,588	0.70%

Oil, Gas Field Services, NBC
75,100	North American Energy Partners Inc. * (Canada)	925,983	0.25%

Operative Builders
110,500	Avatar Holdings Inc. *	2,186,795	0.60%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
412,626	Symmetry Medical, Inc. *	4,043,735	1.10%

Paperboard Mills
90,900	Smurfit-Stone Container Corporation *	3,513,285	0.96%

Pharmaceutical Preparations
198,400	Endo Pharmaceuticals Holdings Inc. *	7,570,944
507,218	Vanda Pharmaceuticals Inc. *	3,697,619
		11,268,563	3.07%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
403,100	Chemtura Corp. *	6,933,320	1.89%

Retail - Apparel & Accessory Stores
195,800	The Men's Wearhouse, Inc.	5,298,348	1.44%

Retail - Eating Places
358,650	Ruby Tuesday, Inc. *	4,701,902	1.28%

Retail - Family Clothing Stores
373,800	American Eagle Outfitters	5,939,682	1.62%

Retail - Miscellaneous Retail
187,800	EZCORP Inc. Class A *	5,895,042	1.61%

Retail - Retail Stores, NEC
194,200	IAC/InterActiveCorp. *	6,002,722	1.64%

Retail - Shoe Stores
226,800	Foot Locker, Inc.	4,472,496	1.22%

Retail - Variety Stores
94,600	Big Lots Inc. *	4,108,478	1.12%

Savings Institution, Federally Chartered
386,800	SI Financial Group, Inc.	3,821,584
227,100	United Financial Bancorp	3,749,421
513,000	Viewpoint Financial Group	6,669,000
372,500	Westfield Financial Inc.	3,374,850
		17,614,855	4.80%

Secondary Smelting & Refining of Nonferrous Metals
969,100	Metalico Inc. *	6,027,802	1.64%

Security Brokers, Dealers & Flotation Companies
483,300	Knight Capital Group Inc. *	6,476,220	1.77%

Semiconductors & Related Devices
119,900	Diodes Incorporated *	4,083,794
647,512	GSI Technology, Inc. *	5,885,884
275,900	Microsemi Corporation *	5,713,889
265,700	Verigy, Ltd. * (Singapore)	3,743,713
		19,427,280	5.30%

Services - Business Services
144,700	Lender Processing Services, Inc.	4,657,893
603,952	Premiere Global Services, Inc. *	4,602,114
		9,260,007	2.52%

Services - Computer Integrated Systems Design
343,900	Convergys Corp. *	4,938,404	1.35%

Services - Educational Services
192,500	Career Education Corp. *	4,373,600	1.19%

Services - Hospitals
137,900	Magellan Health Services Inc. *	6,768,132
81,400	MEDNAX, Inc. *	5,422,054
		12,190,186	3.32%

Services - Management Consulting Services
51,600	FTI Consulting, Inc. *	1,977,828	0.54%

Services - Motion Picture & Video Tape Production
544,200	CKX Inc. *	2,296,524	0.63%

Services - Motion Picture Theaters
318,950	Regal Entertainment Group Class A	4,305,825	1.17%

Services - Prepackaged Software
438,900	Compuware Corp. *	5,069,295
370,400	Lawson Software, Inc. *	4,481,840
		9,551,135	2.60%

Special Industry Machinery
101,000	Cymer, Inc. *	5,714,580	1.56%

State Commercial Banks
408,900	Oritani Financial Corp.	5,184,852	1.41%

Transportation Services
88,400	GATX Corp.	3,417,544	0.93%

Trucking (No Local)
110,900	Arkansas Best Corporation	2,874,528	0.78%

Wholesale - Chemicals & Allied Products
111,300	Innophos Holdings Inc.	5,132,043	1.40%

Wholesale - Electronic Parts & Equipment, NEC
333,400	Brightpoint, Inc. *	3,614,056	0.99%

Wholesale - Miscellaneous Durable Goods
84,500	Schnitzer Steel Industries, Inc.	5,493,345	1.51%

Total for Common Stock (Cost $259,408,296)		$ 327,289,304	89.24%

REAL ESTATE INVESTMENT TRUSTS
708,200	Anworth Mortgage Asset Corp.	5,021,138
405,800	MFA Financial, Inc.	3,327,560
82,700	Mid-America Apartment Communities Inc.	5,309,340
Total for Real Estate Investment Trusts (Cost $11,978,584)		13,658,038	3.72%

MONEY MARKET FUNDS
28,481,366	SEI Daily Income Treasury Government CL B 0.05% ***	28,481,366	7.77%
(Cost $28,481,366)

Total Investment Securities		369,428,708	100.73%
	(Cost $299,868,246)

Liabilities in Excess of Other Assets		(2,673,550)	-0.73%

Net Assets		$ 366,755,158	100.00%

* Non-Income Producing Securities.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2011.

          See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund

	Schedule of Investments
	March 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
8,900	Dole Food Company Inc. *	$ 121,307	2.31%

Biological Products, (No Diagnostic Substances)
3,100	Life Technologies Corporation *	162,502	3.09%

Computer Communications Equipment
11,900	QLogic Corp. *	220,745	4.20%

Construction - Special Trade Contractors
8,600	Matrix Service Co. *	119,540	2.27%

Crude Petroleum & Natural Gas
3,600	Carrizo Oil & Gas Inc. *	132,948
8,500	PetroQuest Energy Inc. *	79,560
1,600	SM Energy Co.	118,704
		331,212	6.29%

Electrical Work
4,000	EMCOR Group Inc. *	123,880	2.35%

Hospital & Medical Service Plans
2,600	AMERIGROUP Corporation *	167,050	3.17%

Industrial Organic Chemicals
5,800	Sensient Technologies Corporation	207,872	3.95%

Laboratory Analytical Instruments
5,500	PerkinElmer Inc.	144,485	2.75%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
11,400	Symmetry Medical, Inc. *	111,720	2.12%

Pharmaceutical Preparations
5,800	Endo Pharmaceuticals Holdings Inc. *	221,328	4.21%

Retail - Apparel & Accessory Stores
5,800	The Men's Wearhouse, Inc.	156,948	2.98%

Retail - Eating Places
10,400	Ruby Tuesday, Inc. *	136,344	2.59%

Retail - Family Clothing Stores
10,200	American Eagle Outfitters	162,078	3.08%

Retail - Miscellaneous Retail
5,600	EZCORP Inc. Class A *	175,784	3.34%

Retail - Retail Stores
5,900	IAC/InterActiveCorp. *	182,369	3.47%

Retail - Shoe Stores
6,600	Foot Locker, Inc.	130,152	2.47%

Retail - Variety Stores
2,900	Big Lots Inc. *	125,947	2.39%

Security Brokers, Dealers & Flotation Companies
14,300	Knight Capital Group Inc. *	191,620	3.64%

Semiconductors & Related Devices
8,000	Microsemi Corporation *	165,680
7,900	Verigy, Ltd. * (Singapore)	111,311
		276,991	5.26%

Services - Business Services
15,600	Premiere Global Services Inc. *	118,872	2.26%

Services - Computer Integrated Systems Design
10,600	Convergys Corp. *	152,216	2.89%

Services - Educational Services
5,500	Career Education Corp. *	124,960	2.37%

Services - Hospitals
4,100	Magellan Health Services Inc. *	201,228
2,400	MEDNAX, Inc. *	159,864
		361,092	6.86%

Services - Motion Picture Theaters
9,300	Regal Entertainment Group Class A	125,550	2.40%

Service - Prepackaged Software
13,100	Compuware Corp. *	151,305
10,800	Lawson Software, Inc. *	130,680
		281,985	5.37%

Total for Common Stock (Cost $3,300,262)		$ 4,634,549	88.08%

REAL ESTATE INVESTMENT TRUSTS
2,400	Mid-America Apartment Communities Inc.	154,080	2.93%
Total for Real Estate Investment Trusts (Cost $93,000)

MONEY MARKET FUNDS
474,680	SEI Daily Income Treasury Government CL B 0.05% ***	474,680	9.02%
(Cost $474,680)

Total Investment Securities		5,263,309	100.03%
	(Cost $3,867,942)

Liabilities in Excess of Other Assets		(1,694)	-0.03%

Net Assets		$ 5,261,615	100.00%

* Non-Income Producing Securities.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2011.

See accompanying notes to Schedules of Investments

Paradigm Select Fund

	Schedule of Investments
	March 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
5,800	Dole Food Company Inc. *	$ 79,054	1.16%

Biological Products, (No Diagnostic Substances)
2,600	Life Technologies Corporation *	136,292	2.01%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
700	The J. M. Smucker Company	49,973	0.74%

Chemical & Allied Products
3,100	Innospec Inc. *	99,014
3,800	Olin Corp.	87,096
		186,110	2.74%

Computer Communications Equipment
7,600	QLogic Corp. *	140,980	2.08%

Construction - Special Trade Contractors
5,000	Matrix Service Co. *	69,500	1.02%

Crude Petroleum & Natural Gas
2,575	Carrizo Oil & Gas Inc. *	95,095
6,800	EXCO Resources Inc.	140,488
6,500	PetroQuest Energy Inc. *	60,840
4,250	Plains Exploration & Production Company *	153,978
3,800	Resolute Energy Corporation *	68,932
1,000	SM Energy Co.	74,190
1,100	Whiting Petroleum Corp. *	80,795
		674,318	9.93%

Electrical Work
2,800	EMCOR Group Inc. *	86,716	1.28%

Electronic Components & Accessories
9,100	Vishay Intertechnology *	161,434	2.38%

Fire, Marine & Casualty Insurance
259	Alleghany Corporation *	85,750
2,000	American Financial Group Inc.	70,040
1,700	Harleysville Group Inc.	56,321
150	Markel Corp. *	62,168
		274,279	4.04%

Guided Missiles & Space Vehicles & Parts
1,300	Alliant Techsystems Inc. *	91,871	1.35%

Hospital & Medical Service Plans
1,700	AMERIGROUP Corporation *	109,225	1.61%

In Vitro & In Vivo Diagnostic Substances
5,100	Myriad Genetics, Inc. *	102,765	1.51%

Industrial Inorganic Chemicals
400	Tronox Inc. *	55,800	0.82%

Industrial Organic Chemicals
3,800	Sensient Technologies Corporation	136,192
1,200	Westlake Chemical Corp.	67,440
		203,632	3.00%

Iron & Steel Foundries
400	Precision Castparts Corp.	58,872	0.87%

Laboratory Analytical Instruments
3,700	PerkinElmer Inc.	97,199	1.43%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
1,880	Phillips-Van Heusen Corp.	122,256	1.80%

Mineral Royalty Traders
2,100	Royal Gold, Inc.	110,040	1.62%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
1,100	Compass Minerals International Inc.	102,883	1.52%

Motor Vehicles & Passenger Car Bodies
1,800	Oshkosh Corporation *	63,684	0.94%

Paperboard Mills
3,600	Smurfit-Stone Container Corporation *	139,140	2.05%

Pharmaceutical Preparations
3,700	Endo Pharmaceuticals Holdings Inc. *	141,192	2.08%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
6,200	Chemtura Corp. *	106,640	1.57%

Plastics Products
1,900	AptarGroup Inc.	95,247	1.40%

Retail - Apparel & Accessory Stores
4,200	The Men's Wearhouse, Inc.	113,652	1.67%

Retail - Family Clothing Stores
6,700	American Eagle Outfitters	106,463	1.57%

Retail - Miscellaneous Retail
3,700	EZCORP Inc. Class A *	116,143	1.71%

Retail - Retail Stores, NEC
3,700	IAC/InterActiveCorp. *	114,367	1.68%

Retail - Shoe Stores
4,400	Foot Locker, Inc.	86,768	1.28%

Retail - Variety Stores
2,200	Big Lots Inc. *	95,546	1.41%

Savings Institution, Federally Chartered
8,200	Capitol Federal Financial	92,414	1.36%

Security Brokers, Dealers & Flotation Companies
3,600	Jefferies Group Inc.	89,784
9,400	Knight Capital Group Inc. *	125,960
		215,744	3.18%

Semiconductors & Related Devices
2,500	Diodes Incorporated *	85,150
5,700	Microsemi Corporation *	118,047
5,000	Verigy, Ltd. * (Singapore)	70,450
		273,647	4.03%

Services - Business Services
3,289	Lender Processing Services, Inc.	105,873
9,870	Premiere Global Services Inc. *	75,209
		181,082	2.67%

Services - Computer Integrated Systems Design
7,200	Convergys Corp. *	103,392	1.52%

Services - Educational Services
4,000	Career Education Corp. *	90,880	1.34%

Services - Hospitals
2,800	Magellan Health Services Inc. *	137,424
1,700	MEDNAX, Inc. *	113,237
		250,661	3.69%

Services - Management Consulting Services
1,800	FTI Consulting, Inc. *	68,994	1.02%

Services - Motion Picture & Video Tape Production
15,300	CKX Inc. *	64,566	0.95%

Services - Motion Picture Theaters
6,700	Regal Entertainment Group Class A	90,450	1.33%

Services - Prepackaged Software
8,400	Compuware Corp. *	97,020
6,800	Lawson Software, Inc. *	82,280
		179,300	2.64%

Special Industry Machinery
2,600	Cymer, Inc. *	147,108	2.17%

Wholesale - Electronic Parts & Equipment, NEC
6,600	Brightpoint, Inc. *	71,544	1.05%

Wholesale - Miscellaneous Durable Goods
1,700	Schnitzer Steel Industries, Inc.	110,517	1.62%

Total for Common Stock (Cost $4,798,031)		$ 6,032,340	88.84%

REAL ESTATE INVESTMENT TRUSTS
12,900	Anworth Mortgage Asset Corp.	91,461
10,900	MFA Financial, Inc.	89,380
1,600	Mid-America Apartment Communities Inc.	102,720
Total for Real Estate Investment Trusts (Cost $262,954)		283,561	4.18%

MONEY MARKET FUNDS
807,715	SEI Daily Income Treasury Government CL B 0.05% ***	807,715	11.90%
(Cost $807,715)

Total Investment Securities		7,123,616	104.92%
	(Cost $5,868,700)

Liabilities in Excess of Other Assets		(333,747)	-4.92%

Net Assets		$ 6,789,869	100.00%

* Non-Income Producing Securities.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2011.

See accompanying notes to Schedules of Investments

Paradigm Intrinsic Value Fund

	Schedule of Investments
	March 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Chemical & Allied Products
2,400	Innospec Inc.	$ 76,656	2.12%

Computer Communications Equipment
5,835	QLogic Corp. *	108,239	2.99%

Crude Petroleum & Natural Gas
7,230	EXCO Resources Inc.	149,372
4,530	Plains Exploration & Production Company *	164,122
2,570	Resolute Energy Corporation *	46,620
		360,114	9.94%

Electronic Components & Accessories
5,005	Vishay Intertechnology Inc.*	88,789	2.45%

Fire, Marine & Casualty Insurance
700	Berkshire Hathaway Inc. Class B *	58,541	1.62%

Food and Kindred Products
1,652	Nestle SA **	94,907	2.62%

In Vitro & In Vivo Diagnostic Substances
2,580	Myriad Genetics, Inc. *	51,987	1.44%

Iron & Steel Foundries
490	Precision Castparts Corp.	72,118	1.99%

Laboratory Analytical Instruments
3,225	PerkinElmer Inc.	84,721	2.34%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
1,720	Phillips-Van Heusen Corp.	111,852	3.09%

Mineral Royalty Traders
1,030	Royal Gold, Inc.	53,972	1.49%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
870	Compass Minerals International Inc.	81,371	2.25%

Newspapers: Publishing or Publishing & Printing
1,990	News Corp. Class A	34,984	0.97%

Paperboard Mills
1,589	Smurfit-Stone Container Corporation *	61,415	1.70%

Pharmaceutical Preparations
10,180	Vanda Pharmaceuticals Inc. *	74,212	2.05%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
8,530	Chemtura Corp. *	146,716	4.05%

Railroads, Line-Haul Operating
1,220	Canadian National Railway Company (Canada)	91,829	2.53%

Retail - Drug Stores and Proprietary Stores
2,775	CVS Caremark Corporation	95,238	2.63%

Retail - Family Clothing Stores
6,775	American Eagle Outfitters	107,655	2.97%

Retail - Retail Stores, NEC
3,510	IAC/InterActiveCorp. *	108,494	2.99%

Savings Institution, Federally Chartered
2,075	Kearny Financial Corp.	20,812
11,420	SI Financial Group, Inc.	112,830
9,520	Viewpoint Financial Group	123,760
		257,402	7.11%

Secondary Smelting & Refining of Nonferrous Metals
17,785	Metalico Inc. *	110,623	3.05%

Security Brokers, Dealers & Flotation Companies
3,725	Jefferies Group Inc.	92,901	2.56%

Services - Business Services
2,550	Lender Processing Services, Inc.	82,085	2.27%

Services - Hospitals
1,525	Magellan Health Services Inc. *	74,847	2.07%

Services - Motion Picture & Video Tape Production
17,265	CKX Inc. *	72,858	2.01%

Ship & Boat Building & Repairing
1,415	General Dynamics Corp.	108,332	2.99%

Wholesale - Chemicals & Allied Products
1,920	Innophos Holdings Inc.	88,531	2.44%

Wholesale - Electronic Parts & Equipment, NEC
1,590	Avnet Inc. *	54,203
7,290	Brightpoint, Inc. *	79,024
		133,227	3.67%

Wholesale - Miscellaneous Durable Goods
1,270	Schnitzer Steel Industries, Inc.	82,563	2.27%

Total for Common Stock (Cost $2,386,003)		$ 3,067,179	84.67%

EXCHANGE TRADED FUNDS
11,650	iShares COMEX Gold Trust *	163,333	4.51%
Total for Exchange Traded Funds (Cost - $103,692)

REAL ESTATE INVESTMENT TRUSTS
9,210	Anworth Mortgage Asset Corp.	65,299
6,785	MFA Financial, Inc.	55,637
Total for Real Estate Investment Trusts (Cost - $110,387)		120,936	3.34%

MONEY MARKET FUNDS
392,908	SEI Daily Income Treasury Government CL B 0.05% ***	382,908	10.56%
(Cost $382,908)

Total Investment Securities		3,734,356	103.08%
	(Cost $2,982,990)

Liabilities In Excess of Other Assets		(111,749)	-3.08%

Net Assets		$ 3,622,607	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2011.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2011 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                     Value Fund           Opportunity Fund

                                                               Select Fund

Cost of Investments

$299,868,246

$3,867,942

        $5,868,700

Gross Unrealized Appreciation

$72,585,150

$1,422,181

  $1,314,538

Gross Unrealized Depreciation

  ($3,024,688)

 ($26,814)

   ($59,622)

Net Unrealized Appreciation

   (Depreciation) on Investments

$69,560,462

 $1,395,367

  $1,254,916

                                                                     Intrinsic Value Fund

Cost of Investments

$2,982,990

Gross Unrealized Appreciation

$781,206

Gross Unrealized Depreciation

      ($29,840)

Net Unrealized Appreciation

   (Depreciation) on Investments                   $751,366

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken on the Funds’ 2011 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts and exchange traded funds). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2011:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$327,289,304	$0	$0	$327,289,304
Real Estate Investment Trusts	$13,658,038	$0	$0	$13,658,038
Money Market Funds	$28,481,366	$0	$0	$28,481,366
Total	$ 369,428,708	$0	$0	$ 369,428,708

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,634,549	$0	$0	$4,634,549
Real Estate Investment Trusts	$154,080	$0	$0	$154,080
Money Market Funds	$474,680	$0	$0	$474,680
Total	$ 5,263,309	$0	$0	$ 5,263,309

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,032,340	$0	$0	$6,032,340
Real Estate Investment Trusts	$283,561	$0	$0	$283,561
Money Market Funds	$807,715	$0	$0	$807,715
Total	$ 7,123,616	$0	$0	$ 7,123,616

Intrinsic Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,067,179	$0	$0	$3,067,179
Exchange Traded Funds	$163,333	$0	$0	$163,333
Real Estate Investment Trusts	$120,936	$0	$0	$120,936
Money Market Funds	$ 382,908	$0	$0	$ 382,908
Total	$ 3,734,356	$0	$0	$ 3,734,356

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended March 31, 2011.  There were no transfers into or out of Level 1 or Level 2 during the period ended March 31, 2011.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:  5-27-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:  5-27-2011

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:  5-27-2011